Distribution of Tax Charge by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Tax Charge	$ 11,801	$ 6,115	$ 5,653
Ireland
Income Taxes [Line Items]
Tax Charge	1,216	(3,475)	5,310
Rest Of Europe
Income Taxes [Line Items]
Tax Charge	3,298	657	(1,606)
U.S.
Income Taxes [Line Items]
Tax Charge	3,669	4,656	(593)
Other
Income Taxes [Line Items]
Tax Charge	$ 3,618	$ 4,277	$ 2,542